Revenue by Geographic Area - Percentage of Revenue by Geographic Area (Detail) - Geographic Concentration Risk - Revenue	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States
Percentage of revenue by geographic area
Percentage of revenue (as a percent)	85.00%	85.00%	86.00%	88.00%	91.00%
International
Percentage of revenue by geographic area
Percentage of revenue (as a percent)	15.00%	15.00%	14.00%	12.00%	9.00%